Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of Prepayments of Flight Equipment	Movements in prepayments on flight equipment during the years ended December 31, 2025 and 2024 were as follows:

	Year Ended December 31,
	2025	2024
Prepayments on flight equipment at beginning of period	$3,460,296	$3,576,187
Prepayments and additions during the period, net	2,251,405	1,418,813
Interest paid and capitalized during the period, net	145,970	122,467
Prepayments and capitalized interest applied to the purchase of flight equipment	(1,584,905)	(1,657,171)
Prepayments on flight equipment at end of period	$4,272,766	$3,460,296

Schedule of Unrecorded Unconditional Purchase Obligations Disclosure
The following table presents our contractual commitments for the purchase of flight equipment as of December 31, 2025:

	2026	2027	2028	2029	2030	Thereafter	Total
	(U.S. Dollars in millions)
Purchase obligations (a)	$5,249.1	$4,252.5	$2,116.1	$1,713.3	$978.5	$1,154.8	$15,464.3

(a)As of December 31, 2025, we had commitments to purchase 283 aircraft (including six purchase-and-leaseback transactions), 35 engines and 12 helicopters through 2031. The timing of our purchase obligations is based on current estimates and incorporates expected delivery delays into the table above. In addition, we have the right to reschedule the delivery dates of certain of our aircraft to future dates. In addition to the contractual commitments presented above, we have options to purchase up to 45 A320neo Family aircraft from Airbus. As these are options and not contractual commitments, they are not included in the table above.